RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Settlement agreement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Settlement agreement
Real estate land transfer tax incurred	$ 2.7
Ontario, Canada
Settlement agreement
Other income		$ 2.3